Stock Based Compensation (Details 1) - 2015 Equity Incentive Plan - USD ($)	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	$ 12,450,079	$ 11,177,858
Equity-classified compensation
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	10,058,217	8,925
Liability-classified compensation
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	$ 2,391,862	$ 11,168,933